VALUE LINE LARGER COMPANIES FUND, INC.
Value Line Larger Companies Fund, Inc.
Investment objective
The Fund’s sole investment objective is to realize capital growth.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		VALUE LINE LARGER COMPANIES FUND, INC. C000020637 VALUE LINE LARGER COMPANIES FUND, INC.
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.27%
Total Annual Fund Operating Expenses		1.27%
Less: 12b-1 fee waiver	[1]	(0.25%)
Net expenses		1.02%
[1]	Effective May 1, 2013 through June 30, 2014, EULAV Securities LLC (the "Distributor") contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets. The waiver cannot be modified or terminated before June 30, 2014 without the approval of the Fund's Board of Directors. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
VALUE LINE LARGER COMPANIES FUND, INC. C000020637 VALUE LINE LARGER COMPANIES FUND, INC.	104	378	673	1,512

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s assets in common stock.  While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System (the “Ranking System”) in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Fund’s investments usually, as measured by the number and total value of purchases, are selected from common stocks of the 100 largest companies by capitalization that are ranked 1, 2, or 3 by the Ranking System; the Adviser usually sells a stock when its rank falls below 3. In addition to selling a stock when its rank falls below 3, the Adviser may sell securities for other reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in managing the Fund, and the Fund’s portfolio will consist primarily of stocks ranked 1, 2, or 3 by the Ranking System. The Adviser has, however, discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies, including its use of the Ranking System, will produce the desired results.

Because the Fund uses the Ranking System, there is the risk that securities not covered by the Ranking System or lower rated securities will appreciate to a greater extent than those securities in the Fund’s portfolio.

The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The Fund will be affected by changes in stock prices, which have historically tended to fluctuate more than bond prices.

Investing in foreign companies may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests in issuers in countries with emerging markets or if the Fund invests significantly in one country. These risks may include: less information about foreign companies may be available due to less rigorous disclosure or accounting standards or regulatory practices; adverse effect of currency exchange rates or controls on the value of the Fund’s investment; the economies of foreign countries may grow at slower rates than expected or may experience a downturn or recession.

The Fund’s annual portfolio turnover rate has exceeded 100% in four of the last five years. A rate of portfolio turnover of 100% would occur if all of the Fund’s portfolio were replaced in a period of one year. To the extent the Fund engages in short-term trading in attempting to achieve its investment objective, it will increase the Fund’s portfolio turnover rate and the Fund will incur higher brokerage commissions and other expenses.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 10.

Fund performance

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter:	Q1 2012	+13.79%
Worst Quarter:	Q4 2008	–21.54%

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns VALUE LINE LARGER COMPANIES FUND, INC.	Label	1 year	5 years	10 years
C000020637 VALUE LINE LARGER COMPANIES FUND, INC.	Return before taxes	14.82%	(1.01%)	5.40%
C000020637 VALUE LINE LARGER COMPANIES FUND, INC. After Taxes on Distributions	Return after taxes on distributions	14.72%	(1.13%)	3.61%
C000020637 VALUE LINE LARGER COMPANIES FUND, INC. After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	9.77%	(0.88%)	4.03%
Sp 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.